Supplemental Oil and Gas Disclosures - Schedule of Estimated Proved Reserves at Net Ownership Interest (Details)	12 Months Ended
	Dec. 31, 2017 MBoe MMBoe MBbls MMcf	Dec. 31, 2016 MBoe MMBoe MBbls MMcf	Dec. 31, 2015 MBoe MMBoe MBbls MMcf
Reserve Quantities [Line Items]
Revision of previous estimates | MMBoe	(5.1)		(7.0)
Production | MMBoe	(10.5)
Purchases of reserves | MMBoe		13.9	9.5
Extensions and discoveries | MMBoe	12.5	26.6
Oil (MBbls)
Reserve Quantities [Line Items]
Total proved reserves, beginning balance	72,366	46,354	46,120
Revision of previous estimates	(2,673)	(1,712)	(3,435)
Production	(7,048)	(5,126)	(5,161)
Purchases of reserves		11,128	4,029
Extensions and discoveries	10,159	21,722	4,801
Total proved reserves, ending balance	72,804	72,366	46,354
Total proved developed reserves	37,460	45,753	33,016
Total proved undeveloped reserves	35,344	26,613	13,338
Gas (MMcf)
Reserve Quantities [Line Items]
Total proved reserves, beginning balance | MMcf	150,604	129,224	136,232
Revision of previous estimates | MMcf	(15,860)	10,024	(22,580)
Production | MMcf	(16,308)	(19,001)	(21,458)
Purchases of reserves | MMcf		11,208	30,527
Extensions and discoveries | MMcf	9,220	19,149	6,503
Total proved reserves, ending balance | MMcf	127,656	150,604	129,224
Total proved developed reserves | MMcf	77,577	96,122	90,432
Total proved undeveloped reserves | MMcf	50,079	54,482	38,792
NGL (MBbls)
Reserve Quantities [Line Items]
Total proved reserves, beginning balance	6,236	4,581	4,096
Revision of previous estimates	250	(352)	207
Production	(706)	(603)	(588)
Purchases of reserves		950	385
Extensions and discoveries	767	1,660	481
Total proved reserves, ending balance	6,547	6,236	4,581
Total proved developed reserves	3,315	4,032	3,383
Total proved undeveloped reserves	3,232	2,204	1,198
Oil Equivalent (MBoe)
Reserve Quantities [Line Items]
Total proved reserves, beginning balance | MBoe	103,702	72,473	72,921
Revision of previous estimates | MBoe	(5,067)	(394)	(6,991)
Production | MBoe	(10,472)	(8,896)	(9,325)
Purchases of reserves | MBoe		13,946	9,502
Extensions and discoveries | MBoe	12,462	26,573	6,366
Total proved reserves, ending balance | MBoe	100,625	103,702	72,473
Total proved developed reserves | MBoe	53,704	65,805	51,471
Total proved undeveloped reserves | MBoe	46,921	37,897	21,002